Long-Term Debt and Other Financial Liabilities, UniCredit Loan Facility (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 03, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Sep. 11, 2015
Secured Credit Facilities [Abstract]
Proceeds from drawdown			$ 6,422	$ 67,130	$ 34,500
Principal amount outstanding	$ 185,509		$ 185,509	$ 198,607
Amended and Restated UniCredit Loan Facility [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity							$ 52,705
Proceeds from drawdown						$ 52,705
Maturity date			Dec. 28, 2020
Installment payments deferred		$ 2,208
Increase in margin for deferral period		1.00%
Margin on variable rate	4.20%	3.20%
Minimum liquidity requirements cancelled		$ 500
Principal amount outstanding	$ 37,841		$ 37,841